Subsequent Events (Details) - USD ($)	1 Months Ended
	Mar. 27, 2023	Mar. 09, 2023	Mar. 31, 2022
Disclosure Of Events After Reporting Period Text Block [Abstract]
Cash dividend		$ 14,728
Shareholder per share (in Dollars per share)		$ 0.3
Borrowing cost	$ 20,000
Annual instalments repaid	$ 6,052
Interest rate	3.38%		2.25%